Other Comprehensive Loss Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss)	$ 362,016	$ 216,575	$ 203,935	$ 174,360
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss)	(4,110)	(616)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss)	(4,907)	(5,373)
Other comprehensive income (loss), tax expense (benefit)	700	0
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss)	$ (9,017)	$ (5,989)	$ (10,671)	$ (4,513)